Summary of Significant Accounting Policies (Details 3) (Predecessor)	12 Months Ended
Dec. 31, 2012
Minimum
Fixed Assets and Leasehold Improvements
Estimated useful lives	P3Y
Maximum
Fixed Assets and Leasehold Improvements
Estimated useful lives	P10Y